Filed with the Securities and Exchange Commission on February 15, 2000

                                      1933 Act Registration File No.   333-_____
                                                     1940 Act File No. 811-_____

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.                                         |_|

         Post-Effective Amendment No.                                        |_|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.                                                       |_|

                               THE ARBITRAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              61 West Ninth Street
                               New York, NY 10011
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code:

                            John S. Orrico, President
                            Water Island Capital, LLC
                              61 West Ninth Street
                               New York, NY 10011
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                            Elaine E. Richards, Esq.
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                                    2nd Floor
                               Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

___ immediately upon filing pursuant to paragraph (b)

___ on ___________ pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)(1)

___ on ____________ pursuant to paragraph (a)(1)

___ 75 days after filing pursuant to paragraph (a)(2)

___ on ____________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered:  The Arbitrage Fund


                               THE ARBITRAGE FUND
                         A SERIES OF THE ARBITRAGE FUNDS

                              61 West Ninth Street
                            New York, New York 10011

                                   PROSPECTUS
                              ______________, 2000

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                  THE ARBITRAGE FUND

                  The Arbitrage Funds currently offers one fund series to investors--The Arbitrage Fund. The Fund is non-diversified and its investment objective is to achieve capital growth by engaging in merger arbitrage.

                  This prospectus has information you should know before investing. Please read it carefully and keep it with your investment records.

                  ADVISER
                  Water Island Capital, LLC


                                TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................3

PERFORMANCE....................................................................4

FEES AND EXPENSES..............................................................4

INVESTMENT OBJECTIVE, POLICIES AND RISKS.......................................5

ADVISER........................................................................7

DISTRIBUTION ARRANGEMENTS......................................................8

NET ASSET VALUE................................................................8

HOW TO PURCHASE SHARES.........................................................8

REDEMPTIONS...................................................................10

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.......................................12

FINANCIAL HIGHLIGHTS..........................................................12


RISK/RETURN SUMMARY
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INVESTMENT OBJECTIVE

         The Fund seeks to achieve capital growth by engaging in merger arbitrage.

PRINCIPAL INVESTMENT STRATEGY

         In attempt to achieve its objective, the Fund plans to invest at least 65% of its assets in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of corporate reorganizations. The Adviser uses investment strategies designed to minimize market exposure including short selling and purchasing and selling options.

          Arbitrage (Definition) The simultaneous pruchase and sale of the same or related securities to take advantage of a market inefficiency.

PRINCIPAL INVESTMENT RISKS

          As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

     o MERGER ARBITRAGE RISKS: The principal risk associated with the Fund's merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

     o HIGH PORTFOLIO TURNOVER RATE: The Fund's investment strategy may result in high turnover rates. This may increase the Fund's short-term capital appreciation and increase brokerage commission costs. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

     o NON-DIVERSIFICATION RISKS: The Fund is not a "diversified" fund, which means the Fund may concentrate its investments in a relatively small number of issuers or in a single industry making it more susceptible to adverse developments of a single issuer or industry. As a result, investing in the Fund is potentially more risky than an investing in a diversified fund that is otherwise similar to the Fund.

     o BORROWING RISKS: Because the Fund may borrow money from banks to purchase securities of companies involved in reorganizations, the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. This can cause the price of shares to be more volatile than if the Fund did not borrow money. Borrowing also increases the Fund's expenses because of the interest the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained.

     o SHORT SALE/PUT AND CALL OPTIONS RISKS: The Fund may engage in various hedging practices, which by definition entail substantial risks. If an acquisition is not completed, the Fund may realize losses on both long and short positions of a short sale in which it engaged. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.

WHO SHOULD INVEST IN THE FUND

         This Fund is not intended to provide a balanced investment program and may not be appropriate for people who are risk averse. However, compared with conventional stock investing, the Adviser considers the Fund's merger arbitrage investment strategy to be less volatile than overall stock prices.


PERFORMANCE
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         Because the Fund has no operating history, there is no performance information available at this time.


FEES AND EXPENSES
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         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR ACCOUNT)
     Maximum Sales Charge (Load) Imposed on Purchases                   None(1)
     (AS A PERCENTAGE OF OFFERING PRICE)
     Maximum Deferred Sales Charge (Load)                               None
     (AS A PERCENTAGE OF OFFERING PRICE)
     Maximum Sale Charge (Load) Imposed on Reinvested Dividends and     None
     Other Distributions
     Redemption Fee                                                     None(2)
     (AS A PERCENTAGE OF AMOUNT REDEEMED)
     Exchange Fee                                                       None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fees                                                    1.50%
     Distribution and/or Service (12b-1) Fees                           0.25%
     Other Operating Expenses                                           2.25%
     Annual Fund Operating Expenses before Expense Reimbursement        4.00%
       Expense Reimbursement(3)                                         (2.20)%
     Net Annual Fund Operating Expenses after Expense Reimbursement     1.80%
     Interest Expense and Dividends on Short Positions                  1.10%
     Total Annual Fund Operating Expenses                               2.90%

(1) IRA accounts will be charged a $12.50 annual maintenance fee as well as fees for certain transactions.

(2) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Firstar Mutual Fund Services, LLC, the Fund's transfer agent.

(3) The Adviser has entered into an Expense Waiver and Reimbursement contract dated ______, 2000 with the Fund under which the Adviser has agreed to waive its fees and absorb expenses to the extent that Annual Fund Operating Expenses (excluding interest expenses and dividends on short positions) exceed 1.80% of average daily net assets. The contract is in effect for one year and expires ______, 2000.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, YOU REINVEST ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                    ------------- ------------
                       1 YEAR        3 YEARS
                    ------------- ------------
                        $293         $898
                    ------------- ------------


INVESTMENT OBJECTIVE, POLICIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

         The Fund seeks to achieve capital growth by engaging in merger arbitrage.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

         To achieve its investment objective, the Fund, under normal market conditions, will invest at least 65% of its total assets in equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other types of corporate reorganizations (all referred to as "corporate reorganizations"). Equity securities include common and preferred stock.

         Arbitrage refers to the investment practice of capturing the difference between the end value of a corporate reorganization and the prevailing market prices of the securities of the companies involved prior to the consummation of the reorganization. It is a highly specialized investment approach designed to profit from the successful completion of such reorganizations. In fact, merger arbitrage may serve as a hedge against downturns in the equity markets due to its relatively steady non-market-sensitive investment results. The discrepancy in value is attributable to risks that are inherent in corporate reorganizations, which include the possibility the transaction will not be completed and the time it takes for corporate reorganizations to be completed.

         The Fund continuously monitors not only the investment positions owned by the Fund, but also other potential mergers and corporate reorganizations. This enables the Fund to make timely and informed investment decisions if market prices of other securities adjust enough for the Fund to make new investments for its own portfolio.

         Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common arbitrage activity, and the approach the Fund generally will use, involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The Fund identifies opportunities, carefully seeking out potential difficulties as well as potential upsides. The possible explanations for particular value discrepancies are carefully examined with a focus on every situation's potential downside versus its potential return. As an important part of this investment process, the Fund systematically reduces market exposure by employing various hedging strategies to the extent possible. Some methods the Fund may use when purchasing and selling securities include short selling, hedging through the use of put and call options, and borrowing from banks.

         When determining whether to sell or cover a security, the Fund continuously reviews and rationalizes each investment's risk versus its reward relative to its predetermined exit strategy. The Fund will sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund's expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

         SHORT SALES: The Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's common stock and/or other securities may be sold short. The Fund will make these short sales with the intention of later closing out (or covering) the short position with the securities of the acquiring company received when the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both the securities of the target company has purchased and its short position in the acquirer's securities. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

         PUT AND CALL OPTIONS: The Fund may employ hedging techniques such as the selective use of put and call options in an effort to reduce the risks associated with some of its investments. A put option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price upon exercise of the option at any time prior to the expiration of the option. The market price of a put option will normally vary inversely with the market price of the underlying security. Consequently, by purchasing put options on securities the Fund has purchased, it may be possible for the Fund to partially offset any decline in the market value of these securities.

          Options (Definition) A short-term contract that gives the purchaser of the option the right to sell the underlying security at any time before the option expires in return for a premium.

         As part of an arbitrage strategy involving a pending corporate reorganization, the Fund may also write (sell) uncovered options. The premium received by the Fund for the sale of options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. Currently, the Adviser does not intend to commit greater than 25% of the Fund's net assets to option strategies.

         LEVERAGE THROUGH BORROWING: The Fund may borrow from banks to increase its portfolio holdings of securities on a secured or unsecured basis at fixed or variable interest rates. When borrowing money, the Fund must follow specific guidelines under the Investment Company Act of 1940, which allow the Fund to borrow an amount equal to as much as 50% of the value of its net assets (not including the amount borrowed). The Fund also may borrow money for temporary or emergency purposes, but these borrowings, together with all other borrowings, may not exceed 33% of the value of the Fund's gross assets at the time the loan is made.

NON-PRINCIPAL STRATEGIES

         TEMPORARY INVESTMENTS: Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities, negotiable bank certificates of deposit, prime commercial paper, and repurchase agreements for the above securities.

         INTERNATIONAL SECURITIES: If the opportunity arises, the Fund may invest in equity securities of non-U.S. companies undergoing corporate reorganizations. The international equity securities will include international stocks traded domestically or abroad through various stock exchanges, American Depository Receipts or International Depository Receipts.

INVESTMENT RISKS

         The Fund's investment program involves investment techniques and securities holdings that entail risks, in some cases different from the risks ordinarily associated with investments in equity securities. Some of these risks include:

         MERGER ARBITRAGE RISKS: The principal risk associated with the Fund's arbitrage investments is that certain of the proposed reorganizations in which the Fund invests may be renegotiated, terminated, or involve a longer time frame than originally contemplated, in which case the Fund may lose money. If a transaction takes a longer time to close than the Fund originally anticipated, the Fund may not realize the level of returns desired.

         NON-DIVERSIFICATION RISKS: Because the Fund's assets are invested in a smaller number of companies or companies within a single industry, there is a somewhat greater risk associated with investment in the Fund than there would be if investing in a diversified investment company. Non-diversification makes the value of the Fund's shares more susceptible to adverse developments affecting any single issuer or industry and more susceptible to greater losses.

         HIGH PORTFOLIO TURNOVER RISKS: The Fund invests a portion of its assets to seek short-term capital appreciation, which increases portfolio turnover and causes increased brokerage commission costs. A high turnover rate exposes you to a higher current realization of capital gains, and thus a higher current tax liability, than may be associated with investments in other investment companies that emphasize long-term investment strategies and thus have a lower turnover rate.

         SHORT SALE/PUT AND CALL OPTIONS RISKS: A substantial percentage of the investments made by the Fund will not lend themselves to hedging strategies and, even when available, these strategies may not be successful. For instance, if an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company is acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to a position when the Fund desires. These risks include:

o possible imperfect correlation between the price movements of the option and the underlying security,
o the potential lack of a liquid secondary market at any particular time, and
o possible price fluctuation limits.

         BORROWING RISKS: The Fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

         FOREIGN SECURITIES RISKS: Investing in foreign securities may be substantially riskier than domestic investments. Risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.


ADVISER
--------------------------------------------------------------------------------

         Water Island Capital, LLC, 61 West Ninth Street, New York, New York 10011, a registered Adviser, is the Fund's Adviser. Subject to the authority of the Fund's Board of Trustees, the Adviser is responsible for the overall management of the Fund's business affairs. The fee the Adviser charges the Fund is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing a portfolio of merger arbitrage investments. The Fund pays the Adviser an annual advisory fee of 1.5% of the Fund's average daily net assets.

         John S. Orrico, CFA, is portfolio manager for the Fund. Mr. Orrico serves as President of the Adviser and also serves as the President and a Trustee of the Fund. Prior to organizing the Adviser, Mr. Orrico managed private hedge funds with Lindemann Capital Partners, L.P. during 1999. From 1994 to 1998, Mr. Orrico engaged in mergers and acquisition arbitrage while managing the Gruss Family Trust for Gruss & Co. Mr. Orrico received two Bachelors degrees from Georgetown University in 1982--one in Finance and the other in International Management. He became a Chartered Financial Analyst in 1988.


DISTRIBUTION ARRANGEMENTS
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DISTRIBUTOR

         Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 is the distributor for shares of the Fund. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLAN

         The Fund has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Fund may pay up to an annual rate of 0.25% of the average daily net asset value of shares to Quasar. Quasar uses this fee to finance activities that promote the sale of the Fund's shares. These activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.


NET ASSET VALUE
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         The net asset value per share of the Fund will be determined on each day the New York Stock Exchange is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing by the total number of shares outstanding. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.


HOW TO PURCHASE SHARES
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         You may purchase shares of the Fund at net asset value without any sales or other charge by sending a completed application form to one of the following addresses:

REGULAR MAIL                               EXPRESS/OVERNIGHT MAIL

The Arbitrage Fund                         The Arbitrage Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street
Milwaukee, Wisconsin 53201-0701            Milwaukee, Wisconsin  53202

MINIMUM AND ADDITIONAL INVESTMENT AMOUNTS

         The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $2,000. There is no minimum for subsequent investments. Shares of the Fund are offered on a continuous basis. The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check TOGETHER WITH A NOTE STATING the name(s) on the account and the account number, to the above address. You should make all checks payable to "THE ARBITRAGE FUNDS."

         NOTE: The custodian, Firstar Bank, N.A., will charge a $25.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

WHEN ORDER IS PROCESSED

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GOOD ORDER: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

o the NAME of the Fund
o the DOLLAR amount of shares to be purchased
o a completed purchase application or investment stub
o check payable to THE ARBITRAGE FUNDS
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         All shares will be purchased at the net asset value per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

PURCHASE THROUGH BROKERS

         You may use your broker or dealer to purchase shares of the Fund if he or she has an agreement with the Fund's distributor. Please note that brokers may charge additional fees for their services.

PURCHASE BY WIRE

         If you wish to wire money to invest in the Fund, please call the Fund at ___________ to notify the Fund that a wire transfer is coming. You may use the following instructions:

                  Firstar Bank, N.A.
                  Milwaukee, WI  53202
                  ABA #:  075000022
                  Credit:  Firstar Mutual Fund Services, LLC
                  Account #:  112-952-137
                  Further Credit:   The Arbitrage Fund
                                    (your name/title on the account)
                                    (account #)

AUTOMATIC INVESTMENT PLAN

         You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $2,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at ____________ for more information about the Fund's Automatic Investment Plan.

RETIREMENT PLANS

         You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at ____________ for the most current listing and appropriate disclosure documentation on how to open a retirement account.


REDEMPTIONS
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WRITTEN REDEMPTION REQUESTS

         You will be entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption to:

REGULAR MAIL                               EXPRESS/OVERNIGHT MAIL

The Arbitrage Fund                         The Arbitrage Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street
Milwaukee, Wisconsin 53201-0701            Milwaukee, Wisconsin  53202

REDEEMING BY TELEPHONE

         You may redeem shares having a value of less than $25,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call ______________. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

         The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

         The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, Firstar Mutual Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or Firstar Bank, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or Firstar Mutual Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

WIRE REDEMPTIONS

         If you request your redemption by wire transfer, you will be required to pay a $12.00 wire transfer fee to Firstar Bank to cover costs associated with the transfer. In addition, your bank may impose a charge for receiving wires.

SYSTEMATIC WITHDRAWAL PLAN

         If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $500 or more. Firstar Bank will charge you an annual fee of $15.00 per plan to participate. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at ___________.

WHEN REDEMPTIONS ARE SENT

         Once the Fund receives your redemption request in "good order" as described below, you will issued a check based on the next determined net asset value following your redemption request. If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

GOOD ORDER

         Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

o The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

o The request must identify your account number;

o The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

o If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $25,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor.

WHEN YOU NEED SIGNATURE GUARANTEES

         If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

o you request a redemption to be made payable to a person not on record with the Fund; or
o you request that a redemption be mailed to an address other than that on record with the Fund.

         Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Fund to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A NOTARY PUBLIC CANNOT GUARANTEE SIGNATURES.

RETIREMENT PLANS

         If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

REDEEMING THROUGH BROKER

         You may also redeem Fund shares through your own broker holding your shares if the broker has made arrangements with the Fund permitting redemptions by telephone or facsimile transmission. Brokers may charge a fee for this service.

LOW BALANCES

         If at any time your account balance falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000, your account could be closed. The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.


TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Fund intends to distribute substantially all of its net investment income and net capital gain in December. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of your holding period for the shares. The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

         On the account application, you will be asked to certify that your social security number or tax payer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

         This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund's shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         Because the Fund has recently been formed, there are no financial highlights to report.


THE ARBITRAGE FUND
------------------------- ======================================
Adviser
                          WATER ISLAND CAPITAL, LLC
                          61 West Ninth Street
                          New York, NY  10011
------------------------- ======================================
Distributor
                          QUASAR DISTRIBUTORS, LLC
                          615 East Michigan Street
                          Milwaukee, WI  53202
------------------------- ======================================
Transfer Agent
                          FIRSTAR MUTUAL FUND SERVICES, LLC
                          615 East Michigan Street, 3rd Floor
                          Milwaukee, WI  53202
------------------------- ======================================
Custodian
                          FIRSTAR BANK, N.A.
                          425 Walnut Street
                          Cincinnati, OH  45202
------------------------- ======================================

Additional information about the Fund is included in the Statement of Additional Information. The Statement of Additional Information is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus). The Statement of Additional Information provides more details about the Fund's policies and management. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make shareholder inquires about the Fund, please call 1-888-___-____. You may also write to:

                          THE ARBITRAGE FUNDS
                          c/o Firstar Mutual Fund Services, LLC
                          P.O. Box 701
                          Milwaukee, Wisconsin  53201-0701

You may review and obtain copies of Fund information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-_____


                               THE ARBITRAGE FUND
                        a Series of The Arbitrage Funds

                  A no-load, open-end, non-diversified investment company which seeks capital growth by engaging in merger arbitrage.

                       STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 2000

                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Arbitrage Fund, a copy of which may be obtained without charge by contacting the Fund's Transfer Agent, Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or 1-________________.


                                TABLE OF CONTENTS

THE TRUST......................................................................3

INVESTMENT RESTRICTIONS........................................................3

INVESTMENT OBJECTIVES AND POLICIES.............................................6

MANAGEMENT....................................................................14

INVESTMENT ADVISER............................................................15

THE DISTRIBUTOR...............................................................17

DISTRIBUTION PLAN.............................................................17

ALLOCATION OF PORTFOLIO BROKERAGE.............................................17

PORTFOLIO TURNOVER............................................................18

FUND ADMINISTRATION...........................................................19

FUND ACCOUNTING AND TRANSFER AGENT............................................19

CUSTODIAN.....................................................................19

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................19

TAX STATUS....................................................................22

PERFORMANCE INFORMATION.......................................................27

INDEPENDENT ACCOUNTANTS.......................................................28

COUNSEL.......................................................................28

FINANCIAL STATEMENTS..........................................................28


THE TRUST
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         The Arbitrage Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on December 22, 1999. The Trust currently offers one series of shares to investors, The Arbitrage Fund. The Fund is a non-diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

         Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


INVESTMENT RESTRICTIONS
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         The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information and in the Fund's prospectus, the term "majority of the outstanding shares of the Fund" means the vote of whichever is less:

(1) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or

(2) more than 50% of the Fund's outstanding shares.

         These investment restrictions provide that:

(1) The Fund may not issue senior securities other than to evidence borrowings or short sales as permitted.

(2) The Fund may not borrow money except that it may borrow:

     (a) from banks to purchase or carry securities or other investments,
     (b) from banks for temporary or emergency purposes, or
     (c) by entering into reverse repurchase agreements,

                if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3) The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4) The Fund may not concentrate its investments in any industry, with the exception of securities of companies engaged in mergers or other type of corporate reorganization and securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. No more than 25% of the value of the total assets of the Fund may be invested in the securities of issuers having their principal business activities in the same industry. Except during temporary defensive periods, not less than 65% of the Fund's total assets will be invested in the securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

(5) The Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies which invest in real estate, or obligations secured by real estate or interests therein.

(6) The Fund may not purchase or sell commodities or commodity contracts.

(7) The Fund will not lend any of its assets, except that it may lend up to 1/3 of its portfolio securities.

(8) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

(9) The Fund may not pledge, mortgage or hypothecate its assets, except that to secure borrowings.

(10) The Fund will not invest or knowingly purchase or otherwise acquire securities more than 15% of the value of its net assets in illiquid securities and restricted securities. Restricted securities are those that are subject to legal or contractual restrictions on resale. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.

(11) The Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the net assets of the Fund (taken at current value); provided that this shall not prevent the purchase, ownership, holding or sale of warrants of which the grantor is the issuer of the underlying securities. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

(12) The Fund may not invest in companies for the purpose of exercising control or management. Furthermore, the Fund may not purchase securities of any one issuer if as a result more than 10% of the voting securities of such issuer would be held by the Fund.

(13) The Fund may not purchase or retain the securities of any issuer, other than its own securities, if, to the knowledge of the Fund's management, the Trustees and officers, or the directors and employees of the Fund's investment adviser, who individually own beneficially more than 1/2% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

         Non-fundamental restrictions may be amended by a majority vote of the Trustees of the Fund. Under the non-fundamental investment restrictions, the Fund may not:

(14) The Fund may not make short sales of securities (unless by virtue of its ownership of other securities at the time of such sale, it owns or has a prospective right to receive, without the payment of additional compensation, securities equivalent in kind and amount to the securities sold). The total market value of all securities sold short may not exceed 50% of the value of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short may not exceed the lesser of 10% of the value of the Fund's net assets or 10% of the securities of any class of any issuer.

(15) The Fund may not (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of the Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

(16) The Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act.

         If a particular percentage restriction as set forth above is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


INVESTMENT OBJECTIVES AND POLICIES
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         A more detailed discussion of some of the investment strategies and policies described in the Prospectus (see "Investment Objectives, Policies and Risks") appears below:

MERGER ARBITRAGE

         Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition. The size of the discount, or spread, and whether the potential reward justifies the potential risk, are functions of numerous factors affecting the riskiness and timing of the acquisition. Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

         Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Adviser to have a substantial probability of success. The expected timing of each transaction is also extremely important since the length of time that the Fund's capital must be committed to any given reorganization will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. See "Portfolio Turnover."

         Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. See "Allocation of Portfolio Brokerage" and "Portfolio Turnover." Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with the Fund's overall investment strategy, which may be considered speculative.

SPECIAL RISKS OF OVER-THE-COUNTER OPTIONS TRANSACTIONS

         As part of its merger arbitrage strategy, the Fund may engage in transactions in options and futures contracts that are traded over-the-counter ("OTC transactions"). OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Investment Adviser and verified in appropriate cases.

         As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience a loss. An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted. In such cases, the Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

         It is the Fund's intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, although there is no assurance that a dealer will voluntarily agree to terminate the transaction. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration. OTC transactions for which there is no adequate secondary market will be considered illiquid.

ADDITIONAL INFORMATION ON INVESTMENT SECURITIES

         The Fund may invest in the following types of securities including those discussed in the Prospectus:

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's policy with respect to illiquid investments unless, in the judgment of the Investment Adviser, such note is liquid.

         The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

         BANK DEBT INSTRUMENTS. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

         WARRANTS. The Fund may invest a portion of its assets in warrants, but only to the extent that such investments do not exceed 5% of the Fund's net assets at the time of purchase. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

         INITIAL PUBLIC OFFERINGS. The Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs have added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

         FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

         Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States. Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States. These differences could negatively impact foreign securities in which the Fund invests.

         NON-DIVERSIFICATION OF INVESTMENTS. The Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (other than U. S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the possible fluctuation in the values of securities of fewer issuers.

         WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities or futures contracts to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the value of underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

         The writing of covered call options is a conservative investment technique that the Investment Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

         WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities and futures contracts to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated escrow account the value of underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

         The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

         OPTIONS TRANSACTIONS GENERALLY. The Fund may write both covered and uncovered options. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks:

o the writer of an option may be assigned an exercise at any time during the option period;
o disruptions in the markets for underlying instruments could result in losses for options investors;
o imperfect or no correlation between
  the option and the securities being hedged;
o the insolvency of a broker could present risks for the broker's customers;
  and
o market imposed restrictions may prohibit the exercise of certain options.

         In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and the Investment Adviser's ability to select the proper time, type and duration of the options.

         By writing options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security or stock index above the exercise price except insofar as the premium represents such a profit. The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security or stock index. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.

         The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security or stock index increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security or stock index decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

         When writing put options the Fund will be required to segregate cash and/or liquid securities to meet its obligations. When writing call options the Fund will be required to own the underlying financial instrument or segregate with its Custodian cash and/or liquid securities to meet its obligations under written calls. By so doing, the Fund's ability to meet current obligations, to honor redemptions or to achieve its investment objective may be impaired.

         The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

         It is the present intention of the Adviser not to commit greater than 25% of the Fund's net assets to option strategies.

         BORROWING. The Fund may borrow from banks to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

         The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

         LOANS OF PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or U.S. Government obligations, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of its portfolio securities to no more than 33 1/3% of its total assets.

         Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of:

     (a) negotiated loan fees,

     (b) interest on securities used as collateral, or

     (c) interest on short-term debt securities purchased with such collateral; Either type of interest may be shared with the borrower.

         The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.

         SHORT SALES: The Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company's common stock and/or other securities to be received may be sold short. The Investment Adviser will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition was consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company's shares and its short position in the acquirer's securities. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

         EQUITY SWAP AGREEMENTS: The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

         Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on, or increase in value of a particular dollar amount invested in a "basket" of particular securities or securities representing a particular index.

         Forms of swap agreements include:

     (1) equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or "cap";

     (2) equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or "floor"; and

     (3) equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

         Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 10% of the Fund's net assets.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Investment Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


MANAGEMENT
--------------------------------------------------------------------------------

         The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

-------------------------------- -------- ---------------------- -----------------------------------------------------
                                                                                 PRINCIPAL OCCUPATION
NAME AND ADDRESS                  AGE      POSITION                            DURING THE PAST FIVE YEARS
-------------------------------- -------- ---------------------- -----------------------------------------------------
John S. Orrico, CFA*             39       President and Trustee  General Partner, Water Island Capital, LLC, the
                                                                 Fund's Advisor, from January 1, 2000 to present.
                                                                 Previously, Portfolio Manager & Advisor to private
                                                                 trusts and entities at Lindemann Capital Partners,
                                                                 L.P., a financial management firm, from 1/99 -
                                                                 12/99; Portfolio Manager to private trusts and
                                                                 entities at Gruss & Co., a financial management
                                                                 firm, from 1994 - 1998.
-------------------------------- -------- ---------------------- -----------------------------------------------------

*John S. Orrico, as an affiliated person of Water Island Capital, LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

COMPENSATION

      For their service as Trustees, the independent Trustees will receive a fee of $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested Trustees of the Trust receive no compensation for their service as Trustees. The table below details the estimated amount of compensation the Trustees may receive from the Trust for the next fiscal year. Presently, none of the executive officers receive compensation from the Trust. The aggregate compensation is provided for the Trust.

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            ESTIMATED         PENSION OR RETIREMENT   ESTIMATED ANNUAL       ESTIMATED TOTAL
                             AGGREGATE         BENEFITS ACCRUED AS     BENEFITS UPON          COMPENSATION FROM
                             COMPENSATION      PART OF TRUST EXPENSES  RETIREMENT             TRUST AND FUND COMPLEX
                             FROM TRUST                                                       PAID TO TRUSTEES
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
John S. Orrico*                    None                 None                   None                    None
                                    $                   None                   None                      $
                                    $                   None                   None                      $
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

*This trustee is deemed to be an interested person as defined in the 1940 Act.

MANAGEMENT OWNERSHIP

As of [date 30 days prior to effectiveness] for organizational purposes only, the Trustees own 100% of the outstanding shares of the Fund.


INVESTMENT ADVISER
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADVISORY CONTRACT

         Water Island Capital, LLC (the "Investment Adviser"), is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. John S. Orrico is the President of the Investment Adviser and the only portfolio manager of the Fund. Mr. Orrico is the sole shareholder of the Investment Adviser and there are no other affiliates to the Fund.

         Under the terms of the Investment Advisory Contract (the "Advisory Contract") between the Trust and the Investment Adviser, the Investment Adviser

(1) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective,

(2) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Investment Adviser,

(3) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and

(4) provides persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust.

         The Advisory Contract provides that the Fund pay all of the Fund's expenses, including, without limitation,

     (1) the costs incurred in connection with registration and maintenance of its registration under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and state securities laws and regulations,

     (2) preparation of and printing and mailing reports, notices and prospectuses to current shareholders,

     (3) transfer taxes on the sales of the Fund's shares and on the sales of portfolio securities,

     (4) brokerage commissions,

     (5) custodial and shareholder transfer charges,

     (6) legal, auditing and accounting expenses,

     (7) expenses of servicing shareholder accounts,

     (8) insurance expenses for fidelity and other coverage,

     (9) fees and expenses of Trustees who are not "interested persons" within the meaning of the Investment Company Act of 1940,

     (10) expenses of Trustee and shareholder meetings and

     (11) any expenses of distributing the Fund's shares which may be payable pursuant to a Plan of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

         The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund has an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         The Investment Adviser receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 1.5% of the average daily net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares.

         The Advisory Contract will continue in effect from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Fund's Trustees who are not parties thereto or "interested persons" (as defined in the Investment Company Act of 1940) of the Fund or the Adviser, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Fund's Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Contract may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's Trustees or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Advisory Contract shall terminate automatically in the event of its assignment.]

         The Fund, the Investment Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act, which prohibit personnel subject to the codes to invest in securities that may be purchased or sold by the Fund.


THE DISTRIBUTOR
--------------------------------------------------------------------------------

         Quasar Distributors, LLC (the "Distributor) 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as principal distributor for the Trust pursuant to an Distributor Agreement. No affiliated persons of the Fund are affiliated persons of the Distributor.

         The Distributor Agreement provides that, unless sooner terminated, it will continue in effect from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

         The Distributor Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Distributor Agreement will automatically terminate in the event of its assignment.


DISTRIBUTION PLAN
--------------------------------------------------------------------------------

         The Fund has adopted a plan of distribution dated ______ (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay to Quasar Distributors, LLC, to any broker-dealer with whom Quasar Distributors, LLC or the Fund has entered into a contract to distribute Fund shares, or to any other qualified financial services firm, compensation for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund.

         The Plan provides that the Trustees will review, at least quarterly, a report of distribution expenses incurred under the Plan and the purposes for which such expenses were incurred. The Plan will remain in effect from year to year provided such continuance is approved at least annually by the vote of a majority of the Fund's Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Fund or the Adviser and who have no direct or indirect interest in the operation of the Plan or any related agreement (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and additionally by a vote of either a majority of the Fund's Trustees or a majority of the outstanding shares of the Fund.

         The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the Fund's outstanding shares. The Plan may not be amended to increase materially the amount of distribution expenses payable under the Plan without approval of the Fund's shareholders. In addition, all material amendments to the Plan must be approved by the Trustees in the manner described above.


ALLOCATION OF PORTFOLIO BROKERAGE
--------------------------------------------------------------------------------

         Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund's use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

         In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

o the best net price available;
o the reliability, integrity and financial condition of the broker or dealer;
o the size of and difficulty in executing the order; and
o the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

         Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund.

         In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund. The Adviser is unable to quantify the amount of commissions set forth below which were paid as a result of such services because a substantial number of transactions were effected through brokers which provide such services but which were selected principally because of their execution capabilities.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

         The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) short positions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

         The Fund will invest portions of its assets to seek short-term capital appreciation. The Fund's investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

         Merger arbitrage investments are characterized by a high turnover rate because, in general, a relatively short period of time elapses between the announcement of a reorganization and its completion or termination. The majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. The Fund will generally benefit from the timely completion of the proposed reorganizations in which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of the Fund's investment objective. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.


FUND ADMINISTRATION
--------------------------------------------------------------------------------

         Firstar Mutual Fund Services, LLC ("Firstar") serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Company. As such, Firstar provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund.

         Under the Fund Administration Servicing Agreement, Firstar receives an administration fee for the Fund, at an annual rate of __ basis points (___%) on the first $200 million, __ basis points (____%) on the next $500 million and __ basis points (___%) on the balance of the daily average net assets of the Fund. Fees are billed to the Fund on a monthly basis.


FUND ACCOUNTING AND TRANSFER AGENT
--------------------------------------------------------------------------------

         Firstar Mutual Fund Services, LLC, serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. Under the Fund Accounting Servicing Agreement, Firstar will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. Firstar will receive a fund accountant fee for the Fund, which will be billed on a monthly basis.

         Under the Transfer Agent Servicing Agreement, Firstar will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. Firstar will receive a transfer agent fee, which will be billed on a monthly basis.


CUSTODIAN
--------------------------------------------------------------------------------

         The Custodian for the Trust and the Fund is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of Firstar Mutual Fund Services, LLC. As Custodian, Firstar Bank, N.A. holds all of securities and cash owned by the Fund.


PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

CALCULATION OF SHARE PRICE

         The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made

     (1) by valuing portfolio securities, including open short positions, which are traded on the New York Stock Exchange, American Stock Exchange and on the NASDAQ National Market System at the last reported sales price on that exchange;

     (2) by valuing put and call options which are traded on the Chicago Board Options Exchange or any other domestic exchange at the last sale price on such exchange;

     (3) by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

     (4) by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

         The Adviser reserves the right to value securities, including options, at prices other than last-sale prices when such last-sale prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.

         The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Investment Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Investment Adviser under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Investment Adviser under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

TRADING IN FOREIGN SECURITIES

         Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees.

PURCHASE OF SHARES

         Orders for shares received by the Trust in good order prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange. Orders received in good order after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share.

         No share certificates will be issued unless requested in writing.

REDEMPTION OF SHARES

         The Trust will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the Investment Company Act of 1940, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

         In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

         Supporting documents in addition to those listed under "Redemptions" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by one other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

REDEMPTION IN KIND

         Payment of the net redemption proceeds may be made either in cash or in portfolio securities (selected in the discretion of the Investment Adviser under supervision of the Board of Trustees and taken at their value used in determining the net asset value), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Fund will effect a redemption in portfolio securities only if the particular shareholder of record is redeeming more than $250,000 or 1% of net assets, whichever is less, during any 90-day period. The Trust expects, however, that the amount of a redemption request would have to be significantly greater than $250,000 or 1% of net assets before a redemption wholly or partly in portfolio securities would be made.


TAX STATUS
--------------------------------------------------------------------------------

         The Fund has qualified and elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund will not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

         The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore will not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

         The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

         Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

         The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

         To the extent that the Fund retains any of its net long-term capital gain for the year for reinvestment, requiring federal corporate income taxes to be paid thereon by the Fund, the Fund will elect to treat the undistributed net long-term capital gain as having been distributed to shareholders. As a result, each shareholder will report for federal income tax purposes its proportionate share of the undistributed net long-term capital gain, will be able to claim his proportionate share of federal income taxes paid by the Fund on that amount as a credit against his own federal income tax liability and will be able to claim a refund to the extent that the credit exceeds such tax liability. In addition, each shareholder of the Fund will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such undistributed gain and his deemed tax credit.

         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Dividends from domestic corporations may comprise some portion of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions received by corporations from the Fund may be eligible for the 70% deduction for dividends received. Taxable corporate shareholders may be informed of the portion of dividends that so qualify. Receipt of qualifying dividends may result in the reduction of a corporate shareholder's tax basis in its shares by the untaxed portion of such dividends if they are treated as "extraordinary dividends" under
Section 1059 of the Code. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days (91 days for preferred stock) during the 90-day (180 days for preferred stock) period beginning on the date which is 45 days (90 days for preferred stock) before the ex-dividend date (for this purpose, holding periods are reduced for periods where the risk of loss with respect to shares is diminished). The same restrictions apply to the Fund with respect to its ownership of the dividend-paying stock. In addition, the deducted amount is included in the calculation of the federal alternative minimum tax, if any, applicable to such corporate shareholders.

         Distributions of net capital gain ("capital gain dividends") are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Capital gain dividends are not eligible for the dividends-received deduction. A non-corporate shareholder's net capital gains will be taxed at a maximum rate of 20% for property held more than 12 months.

         A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. In the case of a non-corporate shareholder, if such shares were held for more than 12 months at the time of disposition such gain will be long-term capital gain and will be taxed at a maximum effective rate of 20%; and if such shares were held for one year or less at the time of disposition, such gain will be short-term capital gain and will be taxed at a maximum effective rate of 39.6%. Capital gains of corporate shareholders will be long-term or short-term depending upon whether the shareholder's holding period exceeds one year, and are not subject to varying effective tax rates. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         All distributions will be included in the individual shareholder's alternative minimum taxable income and in the income that may be subject to tax under the alternative minimum tax for corporations.

         Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Assuming sufficient earned income, an individual may generally contribute up to $2,000 per year to a regular IRA. A regular IRA contribution may be deductible if (1) neither the individual nor his or her spouse is an active participant in an employer's retirement plan ("Plan Participant"), or (2) the individual (and his or her spouse, if applicable) has an adjusted gross income ("AGI") below a certain level ("Threshold Level"). For 1999, the Threshold Level is $51,000 for married individuals filing a joint return (with a phase-out of the deduction for AGI between $51,000 and $61,000) and $31,000 for a single individual (with a phase-out of the deduction for AGI between $31,000 and $41,000). The Threshold Levels are scheduled to continue to gradually increase through the year 2007. There is a separate Threshold Level and phase-out limit that applies to certain individuals who are not Plan Participants but whose spouses are Plan Participants. These "non-working spouses" can make deductible IRA contributions for a taxable year if their AGI does not exceed $150,000 (with a phase-out of the deduction for AGI between $150,000 and $160,000).

         There are a number of additional forms of IRA that may be available, including a Roth IRA and an Educational IRA. Shareholders should contact their tax advisers for more information regarding their eligibility to make IRA contributions and the advisability of them.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         If the Fund makes a "constructive sale" of an "appreciated financial position," the Fund will recognize gain as if the position were sold at fair market value on the date of such constructive sale. Constructive sales include short sales of substantially identical property, offsetting notional principal contracts with respect to substantially identical property and futures and forward contracts to deliver substantially identical property. However, transactions that otherwise would be treated as constructive sales are disregarded if closed within 30 days after the close of the taxable year and the Fund holds the position and does not hedge such position for 60 days thereafter. In addition, to the extent provided in regulations (which have not yet been promulgated), a constructive sale also occurs if a taxpayer enters into one or more other transactions (or acquires one or more positions) that have "substantially the same effect" as the transactions described above. Appreciated financial positions include positions with respect to stock, debt, instruments or partnership interests if gain would be recognized on a disposition at fair market value. If the constructive sale rules apply, adjustments are made to the basis and holding period of the affected financial position.

         Equity options (including call and put options on stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. The character of any gain or loss recognized (i.e., long-term or short-term) generally will depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of the option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Any listed non-equity options written or purchased by the Fund (including options on debt securities) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss.

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Internal Revenue Code. In addition, all or a portion of the gain realized from the disposition of market discount bonds will be treated as ordinary income under Section 1276 of the Internal Revenue Code. Generally, a market discount bond is defined as any bond bought by the Fund after its original issuance at a price below its face or accreted value. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Internal Revenue Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

         Offsetting positions held by the Fund involving certain financial forward, futures or options contracts (including certain foreign currency forward contracts or options) may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Internal Revenue Code, which, in certain circumstances, override or modify the provisions of Sections 1256 and 988. If the Fund were treated as entering into "straddles" by reason of its engaging in certain forward contracts or options transactions, such "straddles" would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such "straddles" were governed by Section 1256. The Fund may make one or more elections with respect to "mixed straddles." Depending on which election is made, if any, the results to the Fund may differ. If no election is made to the extent the "straddle" rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the "straddle" rules, short-term capital loss on "straddle" positions may be re-characterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains.

         Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a Delaware business trust and generally will not be liable for any income or franchise tax in the State of Delaware. If the Fund qualifies as a regulated investment company for federal income tax purposes and pays no federal income tax, it generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York State surtaxes).

         The foregoing discussion is a general summary of certain of the material U.S. federal income tax consequences to U.S. persons (as defined below) of owning and disposing of shares in the Fund. This summary is based on the provisions of the Code, final, temporary and proposed U.S. Treasury Regulations promulgated thereunder, and administrative and judicial interpretations thereof, all as in effect on the date hereof, and all of which are subject to change, possibly with retroactive effect.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons; i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, estates the income of which is includible in its gross income for U.S. federal income tax purposes without regard to its source, or trusts if either: (1) a U.S. court is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all the substantial decisions of the trust or (2) the trust was in existence on August 20, 1996 and, in general, would have been treated as a U.S. person under rules applicable prior to such time, provided the trust elects to continue such treatment thereafter. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30%
(or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

         This summary does not deal with all aspects of U.S. federal income taxation that may be relevant to particular shareholders in light of their particular circumstances. Accordingly, shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

         Average annual total return quotations that may be used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1+T)n = ERV

Where: P     =  a hypothetical initial payment of $1,000
       T     =  average annual total return
       n     =  number of years
       ERV   =  ending redeemable value of a hypothetical
                $1,000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

         The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

         The Fund may also calculate total return on a cumulative basis that reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

                  Cumulative Total Return = [ (ERV) - 1 ]
                                              ----
                                                P

OTHER INFORMATION

         The Fund's performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

COMPARISON OF FUND PERFORMANCE

         The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

         The Fund may from time to time use the following unmanaged index for performance comparison purposes:

         S&P 500 Index -- the S&P 500 is an index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks are in the Index. There are also some small capitalization names in the Index. Standard & Poor's Corporation maintain the Index. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Standard & Poor's makes changes as needed.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
         The Fund has selected , ______________, Milwaukee, Wisconsin 53202, as its independent accountants.


COUNSEL
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Because the Fund has recently been formed, there are no financial highlights to report.



                               THE ARBITRAGE FUNDS
                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) DECLARATION OF TRUST
     (i) Certificate of Trust -- Filed herewith
     (ii) Agreement and Declaration of Trust -- Filed herewith
(b) BYLAWS - Filed herewith

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS -- Incorporated by reference to the Agreements and Declaration of Trust and Bylaws

(d) ADVISORY AGREEMENT-- To be filed by amendment

(e) UNDERWRITING AGREEMENT-- To be filed by amendment.

(f) BONUS OR PROFIT SHARING CONTRACTS - Not applicable

(g) CUSTODY AGREEMENT-- To be filed by amendment.

(h) OTHER MATERIAL CONTRACTS
     (i) Administration Agreement-- To be filed by amendment.
     (ii) Transfer Agent Servicing Agreement-- To be filed by amendment.
     (iii) Fund Accounting Services Agreement-- To be filed by amendment.

(i) OPINION AND CONSENT OF COUNSEL-- To be filed by amendment.

(j) CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS -- To be filed by amendment.

(k) OMITTED FINANCIAL STATEMENTS - Not applicable

(l) AGREEMENT RELATING TO INITIAL CAPITAL -- To be filed by amendment.

(m) RULE 12B-1 PLAN - To be filed by amendment.

(n) RULE 18F-3 PLAN - Not applicable

(o) RESERVED

(p) CODE OF ETHICS - To be filed by amendment

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION.

         Reference is made to Article V of the Registrant's Agreement and Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          (a)  Inapplicable

          (b)  Inapplicable

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for other open-end investment companies not yet under registration as of the date of filing.

(b) To the best of Registrant's knowledge, the directors and executive officers of T.O. Richardson Securities, Inc. are as follows:

NAME AND PRINCIPAL                            POSITION AND OFFICES WITH QUASAR         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                              DISTRIBUTORS, LLC                        REGISTRANT
--------------------------------------------- ---------------------------------------- ------------------------------
James R. Schoenike                            President, Board Member                  None
--------------------------------------------- ---------------------------------------- ------------------------------
Donna J. Berth                                Treasurer                                None
--------------------------------------------- ---------------------------------------- ------------------------------
James J. Barresi                              Secretary                                None
--------------------------------------------- ---------------------------------------- ------------------------------
Joe Redwine                                   Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Bob Kern                                      Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Paul Rock                                     Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------
Jennie Carlson                                Board Member                             None
--------------------------------------------- ---------------------------------------- ------------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------------------ -------------------------------------
Records Relating to:                       Are located at:
------------------------------------------ -------------------------------------
Registrant's fund accountant,              Firstar Mutual Fund Services, LLC
administrator and transfer agent           615 East Michigan Street
                                           Milwaukee, WI  53202
------------------------------------------ -------------------------------------
Registrant's Custodian                     Firstar Bank, N.A.
                                           425 Walnut Street
                                           Cincinnati, OH  45202
------------------------------------------ -------------------------------------
Registrant's investment adviser            Water Island Capital, LLC
                                           61 West Ninth Street
                                           New York, NY  10011
------------------------------------------ -------------------------------------

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN  PARTS A AND B.

          Inapplicable

ITEM 30.  UNDERTAKINGS.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 15th day of February, 2000.

                               THE ARBITRAGE FUNDS

                              BY: /S/ JOHN ORRICO
                              --------------------
                                      John Orrico

     Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following persons in the capacities and on February 15, 2000.

SIGNATURE                               TITLE

/S/ JOHN ORRICO                         President, Trustee
John Orrico